FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Vimeo Inc.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Vimeo categorizes its financial instruments measured at fair value into a fair value hierarchy that prioritizes the inputs used in pricing the asset or liability. The three levels of the fair value hierarchy are:
•Level 1: Observable inputs obtained from independent sources, such as quoted market prices for identical assets and liabilities in active markets.
•Level 2: Other inputs, which are observable directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets, quoted market prices for identical or similar assets or liabilities in markets that are not active and inputs that are derived principally from or corroborated by observable market data. The fair values of Vimeo's Level 2 financial assets are primarily obtained from observable market prices for identical underlying securities that may not be actively traded. Certain of these securities may have different market prices from multiple market data sources, in which case an average market price is used.
•Level 3: Unobservable inputs for which there is little or no market data and require Vimeo to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities.
The following tables present Vimeo's financial instruments that are measured at fair value on a recurring basis:

	March 31, 2021
	Quoted Market Prices for Identical Assets in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$305,230	$—	$—	$305,230
Time deposits	—	138	—	138
Total	$305,230	$138	$—	$305,368

	December 31, 2020
	Quoted Market Prices for Identical Assets in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$104,852	$—	$—	$104,852
Time deposits	—	544	—	544
Total	$104,852	$544	$—	$105,396
Vimeo's non-financial assets, such as goodwill, intangible assets with definite lives, ROU assets and leasehold improvements and equipment, are adjusted to fair value only when an impairment is recognized. Such fair value measurements are based predominantly on Level 3 inputs.

NOTE 6 — FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

The following tables present Vimeo’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2019
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Time deposits	$—	$35	$—	$35
Total	$—	$35	$—	$35

	December 31, 2020
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$104,852	$—	$—	$104,852
Time deposits	—	544	—	544
Total.	$104,852	$544	$—	$105,396